EQUITY - Schedule of Movement of Treasury Shares (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of shares
Number of shares, beginning balance (in shares)	264,495	499,999
Repurchase (in shares)	4,000	210,000
Alienation (in shares)		(4,125)
Transfers (in shares)	(179,816)	(441,379)
Number of shares, ending balance (in shares)	88,679	264,495	499,999
Value
Beginning Balance	R$ 4,334	R$ 9,041
Repurchase	4	2,596	R$ 6,826
Alienation		(69)
Transfers	(2,905)	(7,234)
Ending Balance	R$ 1,433	R$ 4,334	R$ 9,041
Average cost (in R$)
Average cost per share, beginning balance (in brazilian real per share)	R$ 16.39	R$ 18.08
Repurchase (in brazilian real per share)	1.00	12.36
Alienation (in brazilian real per share)		0
Transfers (in brazilian real per share)	0	0
Average cost per share, ending balance (in brazilian real per share)	R$ 16.16	R$ 16.39	R$ 18.08